ACCOUNTS RECEIVABLE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning balance, January 1	$ 2,636,000
Ending balance, December 31	857,000	$ 2,636,000
Open World Ltd. [Member]
Beginning balance, January 1	13,934,613	2,395,177
Additions / new contracts	26,652,008	39,749,349
Settlements	(22,636,869)	(24,617,356)
Net change in fair value of receivables	(11,711,086)	(2,722,651)
Change in revenue contract	(4,549,500)
Allowance for doubtful accounts	(422,943)	(869,906)
Ending balance, December 31	$ 1,266,223	$ 13,934,613